INCOME TAX - Disclosure of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Abstract]
Property, plant and equipment	$ (105,117)	$ (3,620)
Other financial assets	55,756	6,370
Provisions	3,060	0
Other financial liabilities	(8,356)	(9,585)
Tax loss carry forwards and other tax attributes	76,168	32,061
Deferred tax assets	21,511	25,226
Property, plant and equipment	(270,106)	(336,232)
Other financial assets	29,914	31,511
Provisions	37,808	44,096
Tax loss carry-forwards and other tax attributes	43,538	76,661
Deferred tax liabilities	$ (158,846)	$ (183,964)